Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,296,000.00
Previously Paid Amount	0.00
Total Fee Amount	351.52
Total Offset Amount	0.00
Net Fee	351.52
Narrative - Max Aggregate Offering Price	$ 2,296,000.00
Final Prospectus	true